CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	€ 60,423,000	€ 55,108,000	€ 44,065,000
Total cost of sales	(36,012,000)	(30,916,000)	(25,643,000)
Gross profit	24,411,000	24,193,000	18,422,000
Research and development expenses	(6,963,000)	(4,920,000)	(3,402,000)
Selling and marketing expenses	(22,626,000)	(16,379,000)	(10,732,000)
General and administrative expenses	(14,634,000)	(7,152,000)	(5,900,000)
Income (loss) from operations	(19,813,000)	(4,257,000)	(1,612,000)
Financial (expense) income, net	1,079,000	236,000	145,000
Foreign currency exchange gain (loss), net	(1,799,000)	1,925,000	2,360,000
Income (loss) before taxes	(20,533,000)	(2,096,000)	893,000
Income tax (expense) benefit	(644,000)	(837,000)	(193,000)
Net income (loss)	€ (21,177,772)	€ (2,933,058)	€ 699,890
Basic income (loss) per share (in EUR per share)	€ (0.57)	€ (0.09)	€ 0.02
Diluted income (loss) per share (in EUR per share)	€ (0.57)	€ (0.09)	€ 0.02
Basic Weighted average shares outstanding (in shares)	36,996,722	34,392,598	32,129,047
Diluted Weighted average shares outstanding (in shares)	36,996,722	34,392,598	32,422,871
Product
Revenues	€ 60,423,000	€ 55,108,000	€ 44,060,000
Goods
Revenues	42,333,000	38,462,000	29,040,000
Total cost of sales	(23,302,000)	(20,528,000)	(16,181,000)
RPP's and leases
Revenues	6,176,000	5,617,000	4,968,000
Total cost of sales	(4,541,000)	(3,387,000)	(3,108,000)
Spare parts and services
Revenues	11,914,000	11,030,000	10,052,000
Total cost of sales	€ (8,169,000)	€ (7,000,000)	(6,354,000)
Other revenues
Revenues			€ 6,000